Long-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term investments
Schedule of long-term investments

	December 31,	December 31,
	2020	2021
Equity investments:
Equity method investments (i)	294,679	820,294
Equity securities without readily determinable fair value (ii)	5,442	237,920
Equity securities with readily determinable fair value	—	20,446
Debt investments:
Held-to-maturity debt securities – time deposit (iii)	—	1,300,000
Available-for-sale debt securities (iv)	—	680,723
Total	300,121	3,059,383

Schedule of Equity securities without readily determinable fair value

	December 31,	December 31,
	2020	2021
Equity securities without readily determinable fair value:
Initial cost	5,442	143,209
Net cumulative fair value adjustments	—	94,711
Carrying value	5,442	237,920